Leases	12 Months Ended
Oct. 31, 2022
Quantitative Information About Leases for Lessee [ abstract ]
Leases
5.	Leases

On July 1, 2021, the Company entered into a lease agreement (“2021 Lease”) with Scisparc Ltd, a related party (“Scisparc”) and a third party for a total area of approximately 240m2, of which the Company occupies approximately 120m2 for the Company’s offices, in Tel Aviv, Israel. The lease expires on June 30, 2023. The Company, Scisparc and the third party have an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month ($4,464) during the term of the 2021 Lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 20%. On December 31, 2021, the third party elected to leave the office space, and a new lease agreement was signed with the Company and the related party. As a result, the Company’s base rent was increased to ILS 18,200 per month ($7,382). See Note 7b.

ROU office space

Balance, October 31, 2021	$–

Addition	126,077
Accumulated depreciation	(82,802)
Foreign currency fluctuation	5,493

Balance, October 31, 2022	$48,768

Lease liability

Balance, October 31, 2021	$–

Addition	124,027
Lease payments	(96,730)
Interest expense	19,699
Foreign currency translation	5,403

Balance, October 31, 2022	$52,399

Amounts recognized in profit or loss

Year ended
October 31,
2022
Depreciation	$82,802
Interest	19,699
Foreign currency fluctuation	(90)

$102,411